SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Short-term deposits, weighted average interest rate	1.37%	0.93%
Inventory write-offs	$ 1,004	$ 775	$ 4,097
Cumulative inventory write-off	1,957	1,663
Impairment of intangible assets		5,777
Reserve for sales returns	910	688
Advertising expenses	1,081	1,201	1,131
Severance expense	1,976	2,286	2,092
Allowance for doubtful accounts	924	657
Grants participations excluded from research and development costs	$ 606	$ 1,252	$ 984
Expected volatility	39.20%
Weighted average cost of debt	2.00%
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	0.00%	0.00%	0.00%
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	29.00%	29.00%	29.00%